CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues		$ 1,076	$ 952	$ 1,959	$ 1,859
Other income		111	39	158	62
Direct operating costs	[1]	(453)	(353)	(868)	(721)
Management service costs		(45)	(26)	(91)	(49)
Interest expense		(387)	(425)	(760)	(838)
Share of earnings (losses) from equity-accounted investments		2	1	(4)	(1)
Foreign exchange and financial instruments loss		(13)	(26)	(83)	(47)
Depreciation		(301)	(319)	(595)	(626)
Other		(34)	(15)	(48)	(32)
Remeasurement of interests held in BRHC by the partnership		(407)	(652)	(1,509)	(529)
Remeasurement of exchangeable and class B shares of BRHC		(297)	(624)	(1,230)	(524)
Income tax (expense) recovery
Current		(42)	(12)	(53)	(48)
Deferred		5	13	37	42
Total income tax (expense) recovery		(37)	1	(16)	(6)
Net loss		(785)	(1,447)	(3,087)	(1,452)
Net loss attributable to:
The partnership		(790)	(1,410)	(2,976)	(1,405)
Net loss		(785)	(1,447)	(3,087)	(1,452)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net loss		9	(37)	(104)	(47)
Net loss attributable to:
Net (loss) income attributable to non-controlling interests		9	(37)	(104)	(47)
Net loss		9	(37)	(104)	(47)
Participating non-controlling interests – in a holding subsidiary held by the partnership
Income tax (expense) recovery
Net loss		(4)		(7)
Net loss attributable to:
Net (loss) income attributable to non-controlling interests		(4)	$ 0	(7)	$ 0
Net loss		$ (4)		$ (7)

[1]	Direct operating costs exclude depreciation expense disclosed below.